Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 26, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 47,412,915	£ 42,625,605
Derivative assets	262,291	302,693
Derivative liabilities	(256,523)	(300,580)
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	262,046	302,429
Derivative assets held for held for risk management	245	264
Derivative assets	262,291	302,693	£ 302,693
Derivative liabilities held for trading	(255,471)	(299,637)
Derivative liabilities held for risk management	(1,052)	(943)
Derivative liabilities	(256,523)	(300,580)	£ (300,580)
Held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	126,292	110,028
Held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	245	264
Derivative liabilities held for risk management	(1,052)	(943)
Held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	47,286,623	42,515,577
Held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	262,046	302,429
Derivative liabilities held for trading	£ (255,471)	£ (299,637)